TRADE PAYABLES AND OTHER	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 15 - TRADE PAYABLES AND OTHER

	At June 30, 2023		At December 31, 2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,133	—	1,155
Fixed assets payables	—	38	—	36
Employees' entitlements	—	184	—	195
Taxes payable other than income tax	—	31	—	17
Contract liabilities and other liabilities to customers	29	54	20	55
Other payables	23	21	23	9
Total other	52	328	43	312
Total trade payables and other	52	1,461	43	1,467
Contract liabilities and other liabilities to customers

	At June 30, 2023		At December 31, 2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	28	—	19	—
Advance payment from customers	—	4	—	6
Unrecognized variable consideration (A)	1	50	1	49
Total contract liabilities and other liabilities to customers	29	54	20	55
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
Revenue of €11 million that related to contract liabilities at December 31, 2022 was recognized in the six months ended June 30, 2023. Revenue of €27 million generated in the six months ended June 30, 2023 was deferred.
Revenue of €27 million that related to contract liabilities at January 1, 2022 was recognized in the six months ended June 30, 2022. Revenue of €41 million generated in the six months ended June 30, 2022 was deferred.